Commitments and Contingencies (Details Narrative) (10 Q) - USD ($)	Dec. 08, 2016	Sep. 30, 2021	Jul. 09, 2021	Jun. 30, 2021	Jun. 29, 2021	Apr. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities		$ 3,205,282		$ 299,439			$ 1,250,000
Settlement Agreement [Member] | Rauch Organics LLC [Member] | Pending Litigation [Member]
Other current liabilities			$ 250,000		$ 1,000,000	$ 1,250,000
Rauch Organics LLC [Member] | Fraudulent Misrepresentations Agreement [MEmber]
Litigation description	On December 8, 2016, Rauch Organics LLC (“Rauch”) filed a lawsuit in the Eighth Judicial District Court in and for Clark County, Nevada against the company, certain of its subsidiaries and affiliates, and certain related members alleging, among other things, that the company and its affiliates breached the various agreements under which Rauch has not received monies due and owing pursuant to those agreements. Furth more, Rauch alleged that members of the company induced Rauch to enter into various agreements through false or fraudulent misrepresentations. Rauch Plaintiffs, were seeking, among other things, issuance of up to 5% equity interest in the company based upon its loan of $600,000 to the company pursuant to an Agreement for Transfer of Membership Interests dated December 23, 2015.